FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Summary of assets and liabilities at fair value on a recurring basis
	June 30, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$16,508	$-	$16,508

Total financial assets	$-	$16,508	$-	$16,508

Liabilities:
Warrants (1)	$-	$-	$91	$91

Total financial liabilities	$-	$-	$91	$91

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$18,148	$-	$18,148

Total financial assets	$-	$18,148	$-	$18,148

Liabilities:
Warrants (1)	$-	$-	$240	$240

Total financial liabilities	$-	$-	$240	$240

(1)
As part of the Transactions (see Note 1c), the Company assumed a derivative warrants liability related to previously issued private placement warrants in connection with Collective Growth’s initial public offering. The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the private placement warrants which is considered a Level 3 fair value measurement. The warrants are measured at each reporting period, with changes in fair value recognized in financing income, net.

Summary of the binomial (lattice) valuation model assumptions used to record the fair value of the warrants
	Six Months Ended June 30,
	2024	2023
Balance as of January 1	$240	$720
Change in fair value of warrants liability	(149)	(245)
Reclassification of warrants liability to equity	-	(8)
Balance as of June 30	$91	$467

Summary of change in the level 3 warrant liability
	June 30,	December 31,
	2024	2023
Fair value determined per warrant	$0.20	$0.53
Expected volatility	140%	95%
Expected annual dividend yield	0%	0%
Expected term (years)	1.8	2.3
Risk-free rate	4.8%	4.2%